Summary of Significant Accounting Policies - Schedule of List of Possible Dispositions Identified (Details) (USD $)	6 Months Ended
Sep. 30, 2012
Ashford Place Limited Partnership [Member]
Expected closing date	Jan. 31, 2014
Appraisal value	$ 2,560,000
Mortgage balance of Local Limited Partnership	2,612,803
Estimated sales price	5,000
Appraisal expense	3,000
Estimated gain on sale	2,000
Cleveland Apartments, L.P [Member]
Expected closing date	Dec. 31, 2013
Appraisal value	1,070,000
Mortgage balance of Local Limited Partnership	1,471,060
Estimated sales price	50,000
Appraisal expense
Estimated gain on sale	$ 50,000